Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Tax Expense Continuing Operations [Abstract]
Provision for Income Taxes

For the years ended December 31,	2024	2023
Current Tax
Canada	1,141	1,041
United States	9	(109)
Asia Pacific	214	224
Other International	39	25
Total Current Tax Expense (Recovery)	1,403	1,181
Deferred Tax Expense (Recovery)	(474)	(250)
	929	931

Disclosure Of Reconciliation Of Accounting Profit From Continuing Operations Multiplied By Applicable Tax Rates Explanatory
The following table reconciles income taxes calculated at the consolidated combined federal and provincial Canadian statutory rate with the recorded income taxes:

For the years ended December 31,	2024	2023
Earnings (Loss) Before Income Tax	4,071	5,040
Canadian Statutory Rate (percent)	23.7	23.7
Expected Income Tax Expense (Recovery)	965	1,194
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	(34)	(38)
Non-Taxable Capital (Gains) Losses	45	(15)
Non-Recognition of Capital (Gains) Losses	45	(30)
Adjustments Arising From Prior Year Tax Filings	(31)	(16)
Recognition of U.S. Tax Basis	(77)	(115)
Other	16	(49)
Total Tax Expense (Recovery)	929	931
Effective Tax Rate (percent)	22.8	18.5

Disclosure of deferred taxes
The breakdown of deferred income tax assets and deferred income tax liabilities, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

As at December 31, 2024	2024	2023
Deferred Income Tax Assets
Deferred Income Tax Assets to be Settled Within Twelve Months	(29)	(315)
Deferred Income Tax Assets to be Settled After More Than Twelve Months	(1,269)	(1,174)
	(1,298)	(1,489)
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled Within Twelve Months	68	138
Deferred Income Tax Liabilities to be Settled After More Than Twelve Months	4,211	4,843
	4,279	4,981
Net Deferred Income Tax Liability	2,981	3,492

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory
The movement in deferred income tax assets and liabilities, without taking into consideration the offsetting of balances within the same tax jurisdiction, was:

Deferred Income Tax Assets	Unused Tax Losses	Other	Total
As at December 31, 2022	(156)	(622)	(778)
Charged (Credited) to Earnings	(777)	54	(723)
Charged (Credited) to Other Comprehensive Income	19	(7)	12
As at December 31, 2023	(914)	(575)	(1,489)
Charged (Credited) to Earnings	242	(9)	233
Charged (Credited) to Other Comprehensive Income	(66)	24	(42)
As at December 31, 2024	(738)	(560)	(1,298)

Deferred Income Tax Liabilities	PP&E	Other	Total
As at December 31, 2022	4,460	55	4,515
Charged (Credited) to Earnings	495	(22)	473
Charged (Credited) to Other Comprehensive Income	(7)	—	(7)
As at December 31, 2023	4,948	33	4,981
Charged (Credited) to Earnings	(716)	9	(707)
Charged (Credited) to Other Comprehensive Income	5	—	5
As at December 31, 2024	4,237	42	4,279

Net Deferred Income Tax Liabilities	Total
As at December 31, 2022	3,737
Charged (Credited) to Earnings	(250)
Charged (Credited) to Other Comprehensive Income	5
As at December 31, 2023	3,492
Charged (Credited) to Earnings	(474)
Charged (Credited) to Other Comprehensive Income	(37)
As at December 31, 2024	2,981

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits	The approximate amounts of tax pools available, including tax losses, are:

As at December 31,	2024	2023
Canada	10,086	8,547
United States	9,905	8,058
Asia Pacific	351	347
	20,342	16,952